Segment Information - Summary Of General And Administration Of The Company (Parentheticals) (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Allocated share based compensation expenses	$ 62.5	$ 73.4	$ 70.2
Allocation of Corporate and Shared Employee Share Based Compensation
Allocated share based compensation expenses	$ 15.0	$ 26.7	$ 19.6